Document and Entity Information	Nov. 08, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001844507
Document Type	8-K
Document Period End Date	Nov. 08, 2022
Entity Registrant Name	Achari Ventures Holdings Corp. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40906
Entity Tax Identification Number	86-1671207
Entity Address, Address Line One	60 Walnut Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Clark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07066
City Area Code	(732)
Local Phone Number	340-0700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Common Stock Par Value 0.0001 Per Share And One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, par value $0.0001 per share, and one Redeemable Warrant
Trading Symbol	AVHIU
Security Exchange Name	NASDAQ
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AVHI
Security Exchange Name	NASDAQ
Additional Paid-in Capital [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants
Trading Symbol	AVHIW
Security Exchange Name	NASDAQ